Submission	Jun. 03, 2025
Submission [Line Items]
Central Index Key	0001464423
Registrant Name	PennyMac Mortgage Investment Trust
Registration File Number	333-287734
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES